Commitments and contingencies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) lease	Dec. 31, 2019 CNY (¥)
Contracted, but not provided for:
Property and equipment	¥ 174,370
Number of lease contract not yet commenced | lease	1
Predecessor
Contracted, but not provided for:
Property and equipment		¥ 398,189
Within one year
Contracted, but not provided for:
Future lease payments for the non-cancellable lease contract	¥ 2,202
Within 1 year to 5 years
Contracted, but not provided for:
Future lease payments for the non-cancellable lease contract	7,394
Over 5 years
Contracted, but not provided for:
Future lease payments for the non-cancellable lease contract	¥ 0